Deferred consideration payable on acquisition	12 Months Ended
Dec. 31, 2021
Disclosure Of Deferred Consideration Payable On Acquisition [Abstract]
Deferred consideration payable on acquisition
18.	Deferred consideration payable on acquisition
Details regarding the deferred consideration payable on acquisition are given below:

			Alvarium
	Iskander SAS	Albacore SA	Investment Managers (UK) LLP	Total
	£	£	£	£
Brought forward at 1 January 2021	1,058,023	—	—	1,058,023
Payments made	(859,107)	—	—	(859,107)
Interest	25,798	—	—	25,798
Foreign exchange variances	(45,592)	—	—	(45,592)

Carried forward at 31 December 2021	179,122	—	—	179,122

			Alvarium
	Iskander SAS	Albacore SA	Investment Managers (UK) LLP	Total
	£	£	£	£
Brought forward at 1 January 2020	993,017	411,439	422,192	1,826,648
Additions/(reversals)	(37,645)	19,725	100,647	82,727
Payments made	—	(468,817)	(530,264)	(999,081)
Interest	46,179	5,484	7,425	59,088
Foreign exchange variances	56,472	32,169	—	88,641

Carried forward at 31 December 2020	1,058,023	—	—	1,058,023

Alvarium Investment Managers (UK) LLP
Following

the acquisition of Alvarium Investment Managers (UK) LLP in March
2015
, the final deferred consideration instalment was settled in March
2020
. The amount due for payment in March
2020
was £
530,263
. This had historically been discounted using a discount rate of
9.75
%.
During the year discount of £nil
(2020:
£
7,425
, 2019: £45,744) has been released to the income statement as an interest charge.
The estimates concerning the amount payable were also revised in line with the final payment calculations, resulting in the recognition of an additional £nil
 (2020:
£100,646
, 2019: £111,242) liability due for payment.
The liability had been settled in full at 31 December 2020.
Iskander SAS
Following the acquisition of Iskander SAS in March 2019, deferred consideration was due in various instalments, the last of which was a fixed amount of EU
R215,803
 paid in March 2022.
A downward adjustment of £NIL (2020
:
£37,646, EUR50,000
, 2019: EURNIL
) was made to the consideration during the year, and payments of EUR1,000,000 (2020
: EURNIL, 2019:
EURNIL) were made during the year and translated to a GBP equivalent of £859,107 (2020
: £NIL, 2019:
£NIL).
The remaining amount outstanding has been historically discounted using a discount rate of 5.50% (being the prevailing rate of interest on the group’s bank facility at the date of acquisition) to a present value of EUR183,781 (2020
:
EUR1,083,692) and translated to a GBP equivalent of £158,010 (2020
:
£931,650).

During

the year discount totalling £25,798 (2020
:
£46,179
, 2019: £40,935
) was released to the income statement, and a foreign exchange gain of £45,592 (2020
:
loss - £56,472
, 2019: gain - £18,414
) also recognised in the income statement.
Closing liabilities of £179,122 (2020
:
£877,492) and £NIL (2020
:
£180,531) are included in creditors falling due within one year and more than one year respectively.
Albacore SA
The group acquired a 30% share in Albacore SA during 2019. Deferred consideration of CHF 536,125 was estimated to be due in March 2020. During 2020 this was revised upwards to CHF570,880 and settled in full.
This had been discounted using a discount rate of 5.50% to a present value of CHF508,175 and translated to a GBP equivalent of £391,839.
During the year discount totalling £nil (2020
:
£5,484
, 2019: £16,430
) was released to the income statement, and a foreign exchange loss of £nil (2020
:
£32,169
, 2019: £3,170
) also recognised in the income statement.
The liability had been settled in full at 31 December 2020.